Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Current Assets

Other current assets consisted of the following at March 31, 2013 and December 31, 2012:

Description	March 31, 2013	December 31, 2012
Supplies inventory	$491,377	$604,179
Deferred offering costs	309,969	341,166
Prepaid expenses	365,084	132,201

	$1,166,430	$1,077,546

Other current assets consisted of the following at December 31, 2012 and 2011:

Description	2012	2011
Supplies inventory	$604,179	$—
Deferred offering costs	341,166	—
Prepaid expenses	132,201	124,773

	$1,077,546	$124,773